BLACKROCK FUNDSSM

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 25, 2015 to the Prospectus, Summary Prospectus and
Statement of Additional Information of each Fund dated July 29, 2015

On November 19, 2015, the Board of Trustees of BlackRock FundsSM approved the designation of each of the following Funds as a “retail money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, effective as of September 1, 2016 (the “Effective Date”):

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

As a result, as of the Effective Date, each Fund will implement policies and procedures reasonably designed to limit beneficial holders to natural persons.

Shareholders should retain this Supplement for future reference.

ALLPRS-MM-1115SUP